Offsets	Jun. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NewtekOne, Inc.
Form or Filing Type	S-3
File Number	333-269452
Initial Filing Date	Jan. 27, 2023
Fee Offset Claimed	$ 20,734.97
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 20,734.97
Termination / Withdrawal Statement	(1) On January 27, 2023, the registrant initially filed a Registration Statement on Form S-3 (File No. 333-269452) (the 2023 Registration Statement). The 2023 Registration Statement registered an aggregate amount of $500,000,000 of common stock, preferred stock, depositary shares, subscription rights, warrants, senior or subordinated debt securities, and/or units to be offered by the Registrant from time to time. In connection with the filing of the 2023 Registration Statement, the registrant paid $55,100.00 in fees to register the offering of securities under the 2023 Registration Statement. The 2023 Registration Statement is set to expire in July 2026. The Registrant used $34,365.03 in filing fees in connection with offerings under the 2023 Registration Statement and the Registrant is using the remaining $20,734.97 to partially offset the filing fee in connection with this filing pursuant to Rule 457(p) under the Securities Act of 1933, as amended (the Securities Act).
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NewtekOne, Inc.
Form or Filing Type	S-4
File Number	333-291615
Initial Filing Date	Nov. 18, 2025
Fee Offset Claimed	$ 11,998.89
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	8.50% Fixed Rate Senior Notes Due 2031
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 11,998.89
Termination / Withdrawal Statement	(2) On November 11, 2025, the registrant initially filed a Registration Statement on Form S-4 (File No. 333-291615) (the 2025 Registration Statement). The 2025 Registration Statement registered an aggregate amount of $94,762,500 of the Registrants 8.50% Fixed Rate Senior Notes Due 2031 (the 2031 Notes) pursuant to an offer to exchange such notes for the Registrants 5.50% Notes Due 2026 (the Exchange Offer). In connection with the filing of the 2025 Registration Statement, the registrant paid $13,086.70 in fees to register the maximum amount of 2031 Notes offered in the Exchange Offer. $7,877,000 of 2031 Notes were issued in the Exchange Offer and $1,087.51 in filing fees in connection with the Exchange Offer were payable in connection therewith. The Registrant is using the remaining $11,998.89 to partially offset the filing fee in connection with this filing pursuant to Rule 457(p) under the Securities Act.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NewtekOne, Inc.
Form or Filing Type	S-3
File Number	333-269452
Filing Date	Jan. 27, 2023
Fee Paid with Fee Offset Source	$ 55,100.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NewtekOne, Inc.
Form or Filing Type	S-4
File Number	333-291615
Filing Date	Nov. 18, 2025
Fee Paid with Fee Offset Source	$ 13,086.70